Leases (Details) - Schedule of Operating Leases within the Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Leases With in the Consolidated Balance Sheets [Abstract]
Operating lease right-of-use assets, net	$ 1,280	$ 344
Lease liabilities - current	748	315
Lease liabilities – non-current	504
Total operating lease liabilities	$ 1,252	$ 315